Transamerica BlackRock Tactical Allocation VP

SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 8.3%
International Equity Funds - 0.3%
JPMorgan BetaBuilders Japan ETF	76,755	$ 1,893,546
Vanguard FTSE Europe ETF (A)	33,265	1,744,084

		3,637,630

U.S. Equity Fund - 3.0%
SPDR S&P 500 ETF Trust (A)	119,313	39,956,730

U.S. Fixed Income Funds - 5.0%
SPDR Portfolio Long Term Treasury ETF	342,020	15,986,015
Vanguard Extended Duration Treasury ETF (A)	27,658	4,579,058
Vanguard Total Bond Market ETF	516,272	45,545,516

		66,110,589

Total Exchange-Traded Funds (Cost $109,790,906)		109,704,949

INVESTMENT COMPANIES - 91.4%
International Alternative Fund - 0.0% (B)
Transamerica Global Allocation Liquidating Trust (C) (D) (E) (F)	13,521	38,326

International Equity Funds - 8.9%
Transamerica International Growth VP (D)	9,120,080	76,152,665
Transamerica TS&W International Equity VP (D)	3,376,281	41,460,732

		117,613,397

U.S. Equity Funds - 31.5%
Transamerica Barrow Hanley Dividend Focused VP (D)	2,516,573	38,377,731
Transamerica JPMorgan Enhanced Index VP (D)	6,971,451	149,398,191
Transamerica JPMorgan Mid Cap Value VP (D)	1,129,588	14,763,716
Transamerica Large Cap Value (D)	3,199,677	29,661,005
Transamerica Morgan Stanley Capital Growth VP (D)	844,411	28,287,767
Transamerica T. Rowe Price Small Cap VP (D)	3,448,717	53,351,646
Transamerica WMC US Growth VP (D)	2,645,493	103,359,418

		417,199,474

U.S. Fixed Income Funds - 20.3%
Transamerica Bond (D)	14,918,428	144,112,015
Transamerica JPMorgan Core Bond VP (D)	6,102,063	82,438,868
Transamerica Short-Term Bond (D)	4,259,101	43,187,283

		269,738,166

U.S. Mixed Allocation Fund - 30.7%
Transamerica PIMCO Total Return VP (D)	34,019,427	406,872,345

Total Investment Companies (Cost $1,152,427,032)		1,211,461,708

OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.09% (G)	1,359,590	1,359,590

Total Other Investment Company (Cost $1,359,590)		1,359,590

Principal	Value
REPURCHASE AGREEMENT - 0.3%

Fixed Income Clearing Corp., 0.00% (G), dated 09/30/2020, to be repurchased at $4,366,273 on 10/01/2020. Collateralized by a U.S. Government Obligation, 1.75%, due 07/15/2022, and with a value of $4,453,683.

$ 4,366,273	$ 4,366,273

Total Repurchase Agreement (Cost $4,366,273)	4,366,273

Total Investments (Cost $1,267,943,801)	1,326,892,520
Net Other Assets (Liabilities) - (0.1)%	(1,500,677)

Net Assets - 100.0%	$ 1,325,391,843

Transamerica Series Trust	Page 1

Transamerica BlackRock Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$109,704,949	$—	$—	$109,704,949
Investment Companies	1,211,423,382	—	—	1,211,423,382
Other Investment Company	1,359,590	—	—	1,359,590
Repurchase Agreement	—	4,366,273	—	4,366,273

Total	$1,322,487,921	$4,366,273	$—	$1,326,854,194

Investment Companies Measured at Net Asset Value (F)				38,326

Total Investments				$1,326,892,520

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $25,325,223, collateralized by cash collateral of $1,359,590 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $24,484,313. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	Non-income producing security.
(D)	Affiliated investment in the Class I2 shares of Transamerica Funds, and liquidating trusts of former Transamerica Funds and/or affiliated investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2020	Shares as of September 30, 2020	Dividend Income	Net Capital Gain Distributions
Transamerica Barrow Hanley Dividend Focused VP	$73,740,580	$6,511,468	$(22,500,000)	$(1,711,452)	$(17,662,865)	$38,377,731	2,516,573	$1,940,833	$4,570,635
Transamerica Bond	—	136,451,125	—	—	7,660,890	144,112,015	14,918,428	1,451,125	—
Transamerica Global Allocation Liquidating Trust	50,028	—	—	—	(11,702)	38,326	13,521	—	—
Transamerica International Growth VP	76,367,079	37,706,000	(34,000,000)	(12,566,134)	8,645,720	76,152,665	9,120,080	1,706,001	—
Transamerica JPMorgan Core Bond VP	292,837,143	3,291,275	(220,000,000)	13,799,303	(7,488,853)	82,438,868	6,102,063	3,196,367	94,907
Transamerica JPMorgan Enhanced Index VP	178,377,289	77,739,249	(106,000,000)	(1,421,835)	703,488	149,398,191	6,971,451	2,663,304	12,075,945
Transamerica JPMorgan Mid Cap Value VP	19,783,888	880,431	(2,000,000)	(378,049)	(3,522,554)	14,763,716	1,129,588	219,713	660,719
Transamerica Large Cap Value	37,492,190	492,059	(2,000,000)	(785,486)	(5,537,758)	29,661,005	3,199,677	492,058	—
Transamerica Morgan Stanley Capital Growth VP	27,575,370	977,637	(21,500,000)	7,190,394	14,044,366	28,287,767	844,411	129,432	848,204
Transamerica PIMCO Total Return VP	381,628,405	18,753,661	—	—	6,490,279	406,872,345	34,019,427	18,753,661	—
Transamerica Short-Term Bond	63,402,520	152,726,311	(165,000,000)	(7,775,322)	(166,226)	43,187,283	4,259,101	1,730,982	—
Transamerica T. Rowe Price Small Cap VP	47,868,882	8,800,609	(2,000,000)	(331,565)	(986,280)	53,351,646	3,448,717	—	3,800,610
Transamerica TS&W International Equity VP	47,165,873	9,354,875	(10,000,000)	(189,248)	(4,870,768)	41,460,732	3,376,281	1,354,875	—
Transamerica WMC US Growth VP	95,690,931	7,621,165	(12,000,000)	1,173,634	10,873,688	103,359,418	2,645,493	785,870	6,835,295

Total	$1,341,980,178	$461,305,865	$(597,000,000)	$(2,995,760)	$8,171,425	$1,211,461,708	92,564,811	$34,424,221	$28,886,315

Transamerica Series Trust	Page 2

Transamerica BlackRock Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(E)	Restricted security. At September 30, 2020, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$139,107	$38,326	0.0	%(B)

(F)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(G)	Rates disclosed reflect the yields at September 30, 2020.
(H)	There were no transfers in or out of Level 3 during the period ended September 30, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Series Trust	Page 3

Transamerica BlackRock Tactical Allocation VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Investment companies: Certain investment companies are valued at the NAV of the underlying investments as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying investments and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The notes are an integral part of this report. Transamerica Series Trust	Page 4